SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2022
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
19.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

Non-cash transactions during the year ended December 31, 2022 and 2021 that were not presented elsewhere in the consolidated financial statements are as follows:

	2022	2021
Settlement of accrued directors fees through issuance of 93,776 RSUs vesting on December 9, 2024	$735	$—
Share issue costs in accounts payable and accrued liabilities	$99	$—
Capital asset additions included in accounts payable and accrued liabilities	$205	$282

During the years ended December 31, 2022 and 2021, the Company did not make any payments towards interest or income taxes.